NET INCOME FROM CONTRACTS WITH CUSTOMERS - Income and cost for goods and services (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income From Contract With Customers [Line Items]
Total income from sales of good and services	$ 11,223,556	$ 12,141,327	$ 10,450,914
Cost of sales from companies from non-financial sector	(5,799,721)	(5,575,912)	(5,594,615)
Allowance for impairment of loans and receivables	(51,035)	(59,073)	(51,064)
General and administrative expenses	(989,313)	(843,125)	(647,425)
Personnel expenses	(607,894)	(609,050)	(558,561)
Amortization of intangible assets	(353,305)	(305,488)	(263,755)
Depreciation of tangible assets	(90,344)	(103,972)	(117,246)
Depreciation of right of use assets	(37,031)	(35,294)	(34,374)
Employee bonuses	(14,376)	(11,569)	(38,766)
Commissions and fees expenses	(39,466)	(34,646)	(27,886)
Donations expenses	(19,858)	(16,739)	(16,178)
Labor severances	(3,254)	(1,363)	(2,109)
Total costs and expenses of sales goods and services	(8,005,597)	(7,596,231)	(7,351,979)
Gross profit from sales of goods and services	3,217,959	4,545,096	3,098,935
Energy and Gas
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	6,158,616	5,718,808	4,874,278
Infrastructure
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	3,954,197	5,330,193	4,662,912
Hotels
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	598,895	532,337	285,692
Agribusiness
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	296,804	340,984	218,511
Other services
Disclosure Of Income From Contract With Customers [Line Items]
Income from goods and services from non-financial sector	$ 215,044	$ 219,005	$ 409,521